Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MERGER FUND
Entity Central Index Key	0000701804
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000129310 [Member]
Shareholder Report [Line Items]
Fund Name	The Merger Fund®
Class Name	Class I
Trading Symbol	MERIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Merger Fund® (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund® Class I / MERIX	$59	1.18%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
Net Assets	$ 2,528,187,000
Holdings Count | Holding	551
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$2,528,187
Total number of portfolio holdings	551
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
DEAL COMPOSITION
Type of Buyer
Strategic	82.9%
Financial	17.1%
By Deal Type
Friendly	100.0%
Deal Terms*
Cash	68.8%
Cash and Stock	26.2%
Undetermined	4.4%
Stock with Fixed Exchange Ratio	0.5%
*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2026.
Asset Allocation(1)
Communication Services	37%
Industrials	26
Financials	14
Health Care	7
Energy	6
Consumer Discretionary	4
Information Technology	3
Utilities	2
Consumer Staples	1
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

C000014124 [Member]
Shareholder Report [Line Items]
Fund Name	The Merger Fund®
Class Name	Class A
Trading Symbol	MERFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Merger Fund® (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund® Class A / MERFX	$73	1.47%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%
Net Assets	$ 2,528,187,000
Holdings Count | Holding	551
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$2,528,187
Total number of portfolio holdings	551
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
DEAL COMPOSITION
Type of Buyer
Strategic	82.9%
Financial	17.1%
By Deal Type
Friendly	100.0%
Deal Terms*
Cash	68.8%
Cash and Stock	26.2%
Undetermined	4.4%
Stock with Fixed Exchange Ratio	0.5%
*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2026.
Asset Allocation(1)
Communication Services	37%
Industrials	26
Financials	14
Health Care	7
Energy	6
Consumer Discretionary	4
Information Technology	3
Utilities	2
Consumer Staples	1
Total	100%
(1)	Percentage of total investments as of June 30, 2026.